Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Summary of Freight Tax Expenses (Recovery) Recorded in Other Long-Term Liabilities
The following is a roll-forward of the Company’s freight tax liabilities which are recorded in its consolidated balance sheets in other long-term liabilities, from January 1, 2016 to December 31, 2017:

	Year Ended December 31,
	2017 $	2016 $
Balance of unrecognized tax benefits as at January 1	12,882	7,597
Increases related to the TIL merger (note 22)	8,528	—
Increases for positions related to the current year	1,910	6,777
Changes for positions taken in prior years	3,641	(800)
Decreases related to statute of limitations	(907)	(692)
Balance of unrecognized tax benefits as at December 31	26,054	12,882